Emerging Markets Core Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—75.1%
		Banking—0.6%
$ 1,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	$ 1,255,893
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	495,846
750,000		Corp Financiera de Desarrollo S.A., Sr. Unsecd. Note, 144A, 5.950%, 4/30/2029	755,419
250,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	243,797
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/4/2026	972,365
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	1,067,321
		TOTAL	4,790,641
		Chemicals & Plastics—0.7%
3,800,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	2,889,510
2,500,000		OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	2,179,775
		TOTAL	5,069,285
		Finance—1.0%
1,700,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	1,672,951
2,000,000	[1]	MAF Global Securities Ltd., Jr. Sub. Deb., 6.375%, 3/20/2026	1,997,779
3,600,000		Turkiye Varlik Fonu Yonetimi AS, Sr. Unsecd. Note, 8.250%, 2/14/2029	3,745,287
		TOTAL	7,416,017
		Financial Intermediaries—0.1%
400,000		CFAMC III Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	389,240
500,000		ICD Funding Ltd., Sr. Unsecd. Note, 3.223%, 4/28/2026	487,379
		TOTAL	876,619
		Oil & Gas—11.1%
5,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	4,936,412
2,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	2,424,493
2,300,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,440,880
3,400,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	3,506,488
900,000		Edo Sukuk Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/21/2033	912,032
5,500,000		Pemex Project Funding Master Trust, Co. Guarantee, 6.625%, 6/15/2035	4,348,534
1,000,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.093%, 1/15/2030	976,425
7,100,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.000%, 1/13/2035	6,658,690
500,000	[2,3]	Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	66,250
500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	381,979
1,500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	956,375
750,000		Petroleos Mexicanos, 6.500%, 6/2/2041	526,176
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	2,717,691
3,100,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	3,189,986
2,450,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	2,053,012
9,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	9,170,880
2,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	2,174,938
6,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,689,913
7,400,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	5,069,456
6,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	4,493,075
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	1,982,734
3,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	2,846,434
5,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,635,502
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	4,641,467

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	$ 169,451
2,000,000	Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	1,472,864
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	398,402
800,000	Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	810,016
2,085,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	2,213,340
1,550,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	1,599,755
1,750,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	1,835,346
1,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	885,239
	TOTAL	84,184,235
	Real Estate—0.1%
1,100,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	1,057,743
	Sovereign—58.0%
1,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	992,750
2,100,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	1,864,552
1,700,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,534,250
500,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	403,750
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,812,069
9,286,496	Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	6,020,528
2,860,000	Argentina, Government of, Series 3, 3.000%, 5/31/2026	2,702,214
13,099,571	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	9,888,000
3,420,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	2,685,042
8,800,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	5,568,037
18,482,671	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	12,554,280
2,296,591	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	1,539,940
13,000,000	Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	9,365,952
1,800,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	1,235,142
11,500,000	Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	7,706,610
3,000,000	Argentina, Government of, Unsecd. Note, 5.000%, 1/9/2038	2,077,500
1,140,000	Argentina, Government of, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	1,095,255
1,140,000	Argentina, Government of, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	1,054,705
1,500,000	Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	1,352,280
2,260,000	Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	2,041,096
1,000,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	877,920
800,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	691,459
2,000,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	1,900,903
3,200,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	3,254,810
2,000,000	Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	1,877,004
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,166,557
$ 600,000	Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	568,650
200,000	Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	193,000
500,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	312,500
1,800,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	1,125,000
700,000	Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	437,437
3,000,000	Brazil, Government of, Bond, 8.250%, 1/20/2034	3,305,654
5,000,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,032,950
4,000,000	Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	3,452,605
4,000,000	Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	3,587,288
3,000,000	Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,076,320
4,450,000	Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	4,266,987
1,700,000	Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	1,626,596

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,000,000		Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	$ 1,993,082
3,683,000		Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	3,467,915
4,500,000		Colombia, Government of, 7.375%, 9/18/2037	4,309,277
1,500,000		Colombia, Government of, 8.375%, 11/7/2054	1,460,105
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,156,430
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 2/15/2061	789,087
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	5,579,887
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	2,707,788
8,013,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	7,929,533
2,850,000		Colombia, Government of, Sr. Unsecd. Note, 7.750%, 11/7/2036	2,785,419
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	6,158,600
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,511,888
9,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	9,120,378
COP 10,000,000,000		Colombia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	1,803,236
$ 2,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	2,013,920
3,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	3,073,500
4,500,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	4,711,500
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	922,799
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,387,650
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,721,040
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,589,476
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	4,955,500
5,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	4,680,460
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	2,998,800
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	2,987,400
1,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	1,360,520
1,750,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	1,683,143
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,195,838
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	529,825
800,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	507,151
3,515,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	2,066,398
8,899,453		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	5,827,626
2,030,543		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	1,564,470
EGP 212,800,000	[4]	Egypt Treasury Bill, Series 364D, 0.000%, 7/29/2025	3,756,417
221,100,000	[4]	Egypt Treasury Bill, Series 364D, 0.000%, 10/7/2025	3,743,792
$ 1,300,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	1,295,099
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	465,862
$ 1,700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	1,493,108
900,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	772,988
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,560,000
400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	360,362
3,300,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	2,685,375
5,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	4,290,000
3,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	2,643,215
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	465,862
$ 1,600,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,532,211
5,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	5,225,249
1,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	834,268
1,200,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	978,000
1,000,000		El Salvador, Government of, 144A, 8.250%, 4/10/2032	1,009,719

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 0.250%, 4/17/2030	$ 30,829
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,585,941
650,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.650%, 11/21/2054	690,542
2,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	1,689,949
3,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	3,029,157
1,100,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	869,765
1,125,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	1,102,259
141,600	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	132,187
248,391	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	193,434
1,427,800		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	1,272,498
2,053,200		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	1,498,631
1,000,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,035,500
4,500,000		Guatemala, Government of, Sr. Unsecd. Note, 144A, 6.050%, 8/6/2031	4,429,199
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.650%, 10/7/2041	2,303,626
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/13/2028	963,830
4,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	3,802,000
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,841,344
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 6.600%, 6/13/2036	1,972,617
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,294,375
1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	963,071
1,200,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	1,158,600
2,200,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	1,923,900
EUR 1,038,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	1,022,528
$ 800,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	716,000
900,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	875,250
2,146,252		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	2,038,940
5,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	4,922,500
2,100,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,098,186
1,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,204,102
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	477,273
300,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	297,202
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	1,971,920
200,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	191,500
3,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	2,741,730
800,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	663,328
2,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	2,358,408
3,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	2,967,078
2,300,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	2,114,942
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,040,410
2,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,267,712
2,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	2,362,675
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	272,850
1,000,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	160,750
800,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/7/2027	746,767
700,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	689,899
1,650,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	1,431,474
2,000,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	1,960,960
1,100,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 9.625%, 6/9/2031	1,108,778
2,250,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	2,072,812
2,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	2,114,889

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 1,000,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	$ 921,220
1,750,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,365,000
1,100,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.375%, 3/24/2029	1,078,660
2,150,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	2,106,574
800,000	Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	735,008
1,600,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	1,588,000
1,900,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	1,934,846
1,500,000	Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	1,573,125
3,800,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	3,529,493
2,300,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.000%, 4/8/2026	2,222,421
3,300,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	2,850,421
700,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.950%, 1/31/2029	655,217
3,400,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	3,391,500
2,300,000	Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	2,274,324
4,000,000	Paraguay, Government of, 144A, 5.400%, 3/30/2050	3,395,207
2,000,000	Paraguay, Government of, Sr. Secd. Note, REGS, 4.950%, 4/28/2031	1,924,509
2,000,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,739,483
300,000	Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	286,518
500,000	Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	411,250
900,000	Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	749,450
500,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	425,695
EUR 2,500,000	Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	1,888,494
$ 3,500,000	Senegal, Government of, Sr. Unsecd. Note, REGS, 6.250%, 5/23/2033	2,884,007
800,000	Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	558,000
1,100,000	Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	1,138,225
200,000	Serbia, Government of, Sr. Unsecd. Note, REGS, 2.125%, 12/1/2030	164,078
800,000	Sharjah Govt., Sr. Unsecd. Note, REGS, 4.000%, 7/28/2050	513,485
500,000	South Africa, Government of, 144A, 7.100%, 11/19/2036	488,784
1,800,000	South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,683,500
2,500,000	South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,728,250
1,300,000	South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	973,418
600,000	South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	484,500
4,000,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	3,475,000
4,000,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.350%, 3/15/2033	3,160,000
2,790,000	Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	2,601,675
1,125,000	Trinidad and Tobago, Government of, 144A, 6.400%, 6/26/2034	1,102,500
1,700,000	Trinidad and Tobago, Government of, REGS, 5.950%, 1/14/2031	1,654,440
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,970,280
5,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,568,855
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	2,922,570
2,400,000	Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,247,103
7,200,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	5,542,495
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	1,887,672
2,500,000	Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,378,125
2,200,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,205,500
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	1,676,860
1,500,000	Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	1,435,326
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	1,842,952
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	3,388,560
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,111,168

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	$ 2,217,500
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	1,101,900
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	3,949,400
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,574,369
2,600,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/24/2027	2,650,710
4,900,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	4,241,244
529,527	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	299,024
1,978,771	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	857,124
4,172,198	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	2,574,288
1,393,498	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	857,419
2,575,651	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2035	1,440,755
1,028,864	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2036	565,232
1,505,000	[2,3]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	1,260,438
800,000		United Arab Emirates, Government of, Sr. Unsecd. Note, REGS, 4.375%, 3/10/2051	544,986
500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	480,615
1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,419,563
2,653,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	404,391
399,711		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	242,908
479,681		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	426,736
		TOTAL	439,525,222
		State/Provincial—1.1%
274,676		Bono Gar Prov Del Chubut, Term Loan - 1st Lien, REGS, 7.750%, 7/26/2030	268,495
312,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	311,159
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,081,697
2,902,917		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 6.625%, 9/1/2037	2,046,556
3,516,410		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	2,479,069
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 6.990%, 6/1/2027	666,039
753,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.990%, 6/1/2027	707,971
134,268		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.100%, 8/8/2028	123,527
346,154		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	321,923
		TOTAL	8,006,436
		Telecommunications & Cellular—0.5%
1,200,000		Oryx Funding Ltd., Sr. Unsecd. Note, REGS, 5.800%, 2/3/2031	1,193,860
300,000		Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	299,145
377,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	377,988
2,200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	2,241,558
		TOTAL	4,112,551
		Transportation—0.3%
1,200,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	990,237
1,000,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	997,770
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	612,370
		TOTAL	2,600,377
		Utilities—1.6%
1,200,000		Eig Pearl Holdings S.a.r.l., Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	942,227
2,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,282,474
900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	893,142
4,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	4,907,246
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	760,665
100,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	95,916
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	351,450

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Utilities—continued
$ 800,000		Lamar Funding Ltd., Sr. Unsecd. Note, REGS, 3.958%, 5/7/2025	$ 797,842
700,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	695,030
		TOTAL	11,725,992
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $498,701,238)	569,365,118
		CORPORATE BONDS—22.4%
		Air Transportation—0.2%
305,362		Azul Secured Finance LLP, 144A, 10.875%, 5/28/2030	201,763
800,732		Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 11.930%, 8/28/2028	751,251
350,000	[2,3]	Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	27,125
300,000	[4]	Latam Airlines Group S.A., 144A, 0.000%, 4/15/2030	301,875
		TOTAL	1,282,014
		Airport—0.4%
200,000		Aeropuertos Dominicanos Siglo XXI S.A., Sec. Fac. Bond, 144A, 7.000%, 6/30/2034	202,165
1,315,000		Delhi Intl. Airport Ltd., REGS, 6.450%, 6/4/2029	1,340,843
1,250,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	1,196,218
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	494,269
		TOTAL	3,233,495
		Automotive—0.2%
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	230,727
2,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	1,538,177
		TOTAL	1,768,904
		Banking—2.1%
600,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	605,982
2,000,000	[1]	Akbank TAS, 144A, 9.368%, 3/14/2029	2,070,250
2,300,000	[2,3,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
480,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2030	470,880
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	506,177
1,000,000		Banco Continental SAECA, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	973,009
500,000	[1]	Banco de Credito E Inversiones S.A., Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	525,100
200,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	179,575
500,000		Banco Industrial S.A., Sub., 144A, 4.875%, 1/29/2031	492,200
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	967,514
1,000,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	1,045,667
1,000,000		ForteBank JSC, Sr. Unsecd. Note, 144A, 7.750%, 2/4/2030	995,101
200,000	[1]	Itau Unibanco Holding S.A., Sr. Unsecd. Note, REGS, 4.625%, 2/27/2025	199,919
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,053,750
1,000,000		Shinhan Bank, Sub., 144A, 5.750%, 4/15/2034	1,003,942
1,800,000	[1,2,3,5]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
2,000,000		Turkiye Garanti Bankasi AS, Sub., REGS, 8.375%, 2/28/2034	2,051,960
500,000		Yapi ve Kredi Bankasi A.S., 144A, 7.125%, 10/10/2029	502,068
1,800,000	[1]	Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.743%, 4/4/2029	1,882,676
		TOTAL	15,730,770
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	954,775
		Building Materials—0.3%
500,000		Cemex S.A.B. de C.V., Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	490,665
2,000,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/8/2026	1,984,307
		TOTAL	2,474,972

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—2.4%
$ 700,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	$ 551,170
1,400,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	1,175,323
300,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.000%, 10/15/2034	289,739
1,300,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 1/12/2031	1,323,046
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	932,968
2,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	1,711,578
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	699,311
1,900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 2/13/2033	1,781,997
3,400,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	2,867,567
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,832,912
1,400,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,423,180
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,285,297
2,100,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	2,167,450
		TOTAL	18,041,538
		Diversified Manufacturing—0.1%
900,000		Embraer Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 7.000%, 7/28/2030	947,245
		Finance—0.3%
3,110,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	326,550
60,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 2/7/2026	6,273
300,000		Inversiones Atlantida S.A., Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	289,246
1,500,000	[1]	NBK Tier 1 Ltd., Jr. Sub. Note, REGS, 3.625%, 8/24/2026	1,429,875
500,000	[2,3,5]	Unifin Financiera, S. A. B. de C. V., Co. Guarantee, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	15,650
		TOTAL	2,067,594
		Food Products—0.4%
1,000,000		Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	815,098
1,100,000		Cosan Luxembourg S.A., Sr. Unsecd. Note, 144A, 7.250%, 6/27/2031	1,109,484
1,150,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	1,212,034
		TOTAL	3,136,616
		Food Services—0.4%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	1,010,607
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	1,705,643
		TOTAL	2,716,250
		Leisure & Entertainment—0.1%
800,000		Melco Resorts Finance Ltd., Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	741,010
		Metals & Mining—3.6%
1,000,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,015,766
2,000,000		CSN Resources S.A., Sr. Unsecd. Note, 144A, 8.875%, 12/5/2030	1,976,628
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	196,245
6,500,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 6.875%, 10/15/2027	6,496,340
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	201,160
2,050,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	1,848,339
1,200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,188,466
3,500,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	3,515,976
7,273,674		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.000%, 6/30/2031	7,039,296
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	949,855
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	502,415
1,256,491		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 13.875%, 12/9/2028	1,260,338
1,393,000		Volcan Compania Minera S.A.A., 144A, 8.750%, 1/24/2030	1,329,632
		TOTAL	27,520,456

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—5.1%
$ 1,845,286		Acu Petroleo Luxembourg S.a.r.l., Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	$ 1,849,451
2,375,034		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	2,357,253
1,853,659		Borr IHC Ltd. / Borr Finance LLC, Sec. Fac. Bond, REGS, 10.000%, 11/15/2028	1,855,483
450,000		Canacol Energy Ltd., Sr. Unsecd. Note, REGS, 5.750%, 11/24/2028	262,999
500,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 5.875%, 3/30/2031	460,646
200,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	206,625
1,549,000		Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	1,461,179
500,000		Greensaif Pipelines Bidc, Sec. Fac. Bond, 144A, 5.852%, 2/23/2036	498,181
3,194,600		Guara Norte S.a.r.l., Sr. Note, 144A, 5.198%, 6/15/2034	2,973,142
800,000		Heritage Petrol Co. Ltd., REGS, 9.000%, 8/12/2029	833,280
1,700,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	1,868,273
800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	775,693
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2031	957,730
1,380,969		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,169,121
644,452		MC Brazil Downstream Trading S.a.r.l., Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	545,590
898,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	904,526
500,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, REGS, 6.950%, 11/12/2028	503,634
2,250,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, 144A, 8.960%, 4/27/2029	2,388,931
500,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, REGS, 8.960%, 4/27/2029	530,873
902,520		MV24 Capital B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	863,204
1,214,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,184,900
1,510,000		Pampa Energia S.A., Sr. Unsecd. Note, 144A, 7.875%, 12/16/2034	1,513,020
500,000		Pampa Energia S.A., Sr. Unsecd. Note, REGS, 9.125%, 4/15/2029	519,715
850,000		Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	907,090
1,466,720		Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	1,364,076
460,000		Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	463,320
1,400,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,422,780
500,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	499,422
2,650,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	2,458,663
870,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	910,043
356,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 7.625%, 12/10/2035	349,681
700,000		Vivo Energy Investments B.V., Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	672,097
2,676,186		Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	2,793,737
		TOTAL	38,324,358
		Other—0.1%
1,000,000		Energo-Pro AS, Sr. Unsecd. Note, 144A, 11.000%, 11/2/2028	1,081,207
		Paper Products—0.4%
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	1,281,792
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	1,509,153
300,000		LD Cellulose International GmbH, Term Loan - 1st Lien, 144A, 7.950%, 1/26/2032	305,587
		TOTAL	3,096,532
		Pharmaceuticals—0.1%
200,000		Teva Pharmaceutical Finance Co. LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	200,223
200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 8.125%, 9/15/2031	224,187
		TOTAL	424,410
		Power Generation—0.2%
578,000	[1]	AES Andes S.A. Jr. Sub. Note, REGS, 6.350%, 4/7/2025	577,208
500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 8.150%, 6/10/2055	513,373
		TOTAL	1,090,581

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Rail Industry—0.0%
$ 133,322		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	$ 136,116
		Real Estate—0.0%
1,000,000	[2,3]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	100,000
2,100,000	[2,3]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	147,000
		TOTAL	247,000
		Retailers—0.4%
800,000	[2,3]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 12/31/2099	4,080
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	788,632
700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	692,467
1,900,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	1,695,621
1,200,000	[2,3]	Sri Rejeki Isman Tbk PT, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	54,000
		TOTAL	3,234,800
		Technology Services—0.8%
1,500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	1,197,592
1,700,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,579,938
2,000,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	1,941,609
1,100,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,007,396
		TOTAL	5,726,535
		Telecommunications & Cellular—1.8%
1,500,000		Colombia Telecomunicaciones S.A. ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	1,290,632
2,700,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	2,429,190
1,119,449		Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	1,117,350
1,100,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	1,082,997
1,600,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	1,571,495
824,970		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	827,294
1,000,000		Liberty Costa Rica Senior Secured Finance, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	1,078,790
1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	886,828
1,300,000		Telecommunications Services of Trinidad & Tobago Ltd., Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,323,342
1,052,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	1,042,738
200,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	185,401
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, 144A, 7.650%, 1/24/2032	1,009,726
		TOTAL	13,845,783
		Transportation—0.2%
500,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	518,410
1,100,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	801,213
		TOTAL	1,319,623
		Utilities—2.7%
500,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	507,500
1,000,000		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	1,013,874
961,250		Empresa Electrica Cochrane SpA, 144A, 5.500%, 5/14/2027	931,043
1,200,000		Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	1,179,906
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,355,193
1,790,000		Greenko Dutch B.V., REGS, 3.850%, 3/29/2026	1,745,049
2,755,500		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	2,593,448
507,556	[5]	Light Energia S.A., Sr. Unsecd. Note, 4.375%, 6/18/2026	480,275
651,459	[4,5]	Light S.A., Unsecd. Note, 0.000%, 8/31/2027	328,987
225,161	[5]	LIGHT SERV ELETRICIDADE, Term Loan - 1st Lien, 4.210%, 12/19/2032	113,143
93,610	[5]	LIGHT SERV ELETRICIDADE, Term Loan - 2nd Lien, 2.260%, 12/19/2037	33,934
188,975		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	191,489
1,450,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,372,081

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—continued
$ 859,600		Minejesa Capital B.V., Term Loan - 1st Lien, REGS, 4.625%, 8/10/2030	$ 843,110
1,334,289		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,282,775
1,500,000		OMGRID Funding Ltd., Sr. Unsecd. Note, REGS, 5.196%, 5/16/2027	1,484,074
877,000		ReNew Power Ltd., Term Loan - 1st Lien, REGS, 5.875%, 3/5/2027	862,377
1,250,000		Termocandelaria Power S.A., Sr. Unsecd. Note, 144A, 7.750%, 9/17/2031	1,265,250
2,600,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	2,665,400
		TOTAL	20,248,908
		TOTAL CORPORATE BONDS (IDENTIFIED COST $169,335,799)	169,391,492
		COMMON STOCKS—0.2%
		Automotive—0.1%
2,300,000		Nemak SAB de CV	255,284
		Chemicals & Plastics—0.0%
11,153	[3,5]	Digicel Holdings Bermuda Ltd.	22,306
4,716		Sociedad Quimica Y Minera de Chile S.A., ADR	186,471
		TOTAL	208,777
		Consumer Products—0.0%
191,350	[3,5]	ATENTO LUXCO 1 S.A.	0
		Finance—0.0%
67,865	[3,5]	Unifin Finaciera, S.A.B. de C.V.	7,897
		Food Products—0.0%
125,353		Minerva S.A.	103,816
		Oil & Gas—0.1%
6,558	[3]	Vista Oil & Gas, SAB de CV, ADR	353,804
9,280		YPF Sociedad Anonima, ADR	366,282
		TOTAL	720,086
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,103,311)	1,295,860
		PURCHASED CALL OPTION—0.0%
2,300,000		Morgan Stanley USD CALL/CAD PUT (CALL-Option), Exercise Price $1.45, Notional Amount $318,389,000, Expiration Date 2/10/2025 (IDENTIFIED COST $10,327)	17,616
		PURCHASED PUT OPTION—0.0%
1,380,000		Morgan Stanley USD PUT/CAD CALL (PUT-Option), Exercise Price $1.425, Notional Amount $191,033,400, Expiration Date 2/10/2025 (IDENTIFIED COST $4,613)	918
		EXCHANGE-TRADED FUNDS—0.2%
12,524		Global X MSCI Argentina ETF	1,083,076
8,777		iShares MSCI Emerging Markets ETF	374,953
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $1,357,491)	1,458,029
		INVESTMENT COMPANY—0.8%
6,452,381		Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[6] (IDENTIFIED COST $6,452,381)	6,452,381
		TOTAL INVESTMENT IN SECURITIES—98.7% (IDENTIFIED COST $677,965,160)	747,981,414
		OTHER ASSETS AND LIABILITIES - NET—1.3%[7]	9,607,374
		TOTAL NET ASSETS—100%	$757,588,788

At January 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Notes 5-Year Short Futures	55	$5,851,484	March 2025	$(51,278)
United States Treasury Notes 10-Year Short Futures	137	$14,911,594	March 2025	$(201,668)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(252,946)
At January 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/10/2025	Bank of America, N.A.	9,509,562	BRL	$1,620,000	$5,136
2/11/2025	Morgan Stanley Capital	1,334,487	CAD	$920,000	$(1,491)
2/13/2025	Barclays Bank PLC	749,033	GBP	$920,000	$8,690
3/6/2025	JPMorgan Chase Bank, N.A.	2,230,000	BRL	$380,524	$(2,040)
3/19/2025	State Street Bank & Trust Co.	530,000	EUR	$552,787	$(1,850)
3/19/2025	Citibank, N.A.	14,649,002,018	IDR	$910,077	$(12,794)
Contracts Sold:
2/10/2025	Bank of America, N.A.	4,754,781	BRL	$785,888	$(26,680)
2/10/2025	Bank of America, N.A.	4,754,781	BRL	$802,833	$(9,734)
2/13/2025	Barclays Bank PLC	748,219	GBP	$920,000	$(7,680)
3/6/2025	JPMorgan Chase Bank, N.A.	2,230,000	BRL	$358,884	$(19,600)
3/19/2025	Bank of America, N.A.	6,465,161,253	COP	$1,523,204	$(5,098)
3/19/2025	HSBC Bank USA	8,610,550,000	COP	$1,964,740	$(70,711)
3/19/2025	Citibank, N.A.	5,500,000	EUR	$5,791,726	$74,459
3/19/2025	Standard Chartered Bank	14,649,002,018	IDR	$893,891	$(3,392)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(72,785)
Net Unrealized Appreciation (Depreciation) on Futures and Foreign Exchange Contracts are included in“Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2024	$34,279,318
Purchases at Cost	$92,348,251
Proceeds from Sales	$(120,175,188)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$6,452,381
Shares Held as of 1/31/2025	6,452,381
Dividend Income	$325,431

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$569,365,118	$—	$569,365,118
Corporate Bonds	—	168,214,503	1,176,989	169,391,492
Purchased Call Option	—	17,616	—	17,616
Purchased Put Option	—	918	—	918
Exchange-Traded Funds	1,458,029	—	—	1,458,029
Equity Securities:
Common Stocks
International	1,265,657	—	30,203	1,295,860
Investment Company	6,452,381	—	—	6,452,381
TOTAL SECURITIES	$9,176,067	$737,598,155	$1,207,192	$747,981,414
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$88,285	$—	$88,285
Liabilities
Futures Contracts	(252,946)	—	—	(252,946)
Foreign Exchange Contracts	—	(161,070)	—	(161,070)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(252,946)	$(72,785)	$—	$(325,731)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
LLP	—Limited Liability Partnership
USD	—United States Dollar